Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (5.3%)
	CF Industries Holdings Inc.	2,257,749	293,146
	Alcoa Corp.	3,876,414	257,123
	Reliance Inc.	760,083	231,004
	Avery Dennison Corp.	1,129,519	195,045
	Steel Dynamics Inc.	1,019,156	183,448
	Mueller Industries Inc.	1,630,325	180,640
	Albemarle Corp.	865,727	155,424
	LyondellBasell Industries NV Class A	1,893,373	152,530
	Eastman Chemical Co.	1,676,362	127,940
	Element Solutions Inc.	3,578,731	122,178
	Mosaic Co.	4,663,468	118,918
	Celanese Corp.	1,609,861	105,881
	Commercial Metals Co.	1,629,491	100,100
	Timken Co.	919,593	92,483
	Solstice Advanced Materials Inc.	1,166,182	88,816
	UFP Industries Inc.	831,492	76,597
*	Cleveland-Cliffs Inc.	8,380,316	70,814
	Cabot Corp.	767,263	57,783
	Westlake Corp.	469,824	54,885
	Sensient Technologies Corp.	624,525	53,984
	Olin Corp.	1,669,579	49,637
	Avient Corp.	1,346,191	48,867
	Chemours Co.	2,205,093	48,578
	Materion Corp.	304,659	44,069
	Scotts Miracle-Gro Co.	639,533	38,890
	Ashland Inc.	672,328	37,388
*	Ingevity Corp.	518,495	36,932
	Minerals Technologies Inc.	456,141	32,349
	Huntsman Corp.	2,424,954	32,276
	FMC Corp.	1,835,181	31,602
	Innospec Inc.	363,993	26,579
	Kaiser Aluminum Corp.	214,313	25,827
	Quaker Chemical Corp.	203,721	25,308
*	Ecovyst Inc.	1,643,059	21,130
	Worthington Steel Inc.	559,965	16,995
	Stepan Co.	316,009	15,794
			3,250,960
Consumer Discretionary (14.0%)
	Tapestry Inc.	2,974,656	419,754
	Omnicom Group Inc.	4,559,564	343,381
	Williams-Sonoma Inc.	1,753,975	319,802
*	Aptiv plc	3,125,779	217,054
	Hasbro Inc.	2,067,007	193,472
	Toll Brothers Inc.	1,392,094	189,979
*	BJ's Wholesale Club Holdings Inc.	1,922,447	189,207
	New York Times Co. Class A	2,255,136	188,823
	Best Buy Co. Inc.	2,924,626	187,761
	Dick's Sporting Goods Inc.	926,765	183,768
	BorgWarner Inc.	3,042,048	165,062
	Service Corp. International	1,943,244	160,337
	Aramark	3,861,652	156,551
*,1	GameStop Corp. Class A	5,924,052	136,490
	News Corp. Class A	5,439,854	135,616
	Murphy USA Inc.	245,094	121,069
	LKQ Corp.	3,748,476	110,093
	Genuine Parts Co.	1,010,996	106,913
*	American Airlines Group Inc.	9,701,291	104,192
	VF Corp.	5,748,507	97,667
*	MGM Resorts International	2,631,082	97,376
*	AutoNation Inc.	484,476	94,599
	Ralph Lauren Corp.	269,761	92,795
	Lear Corp.	745,319	90,243

		Shares	Market Value ($000)
	Gap Inc.	3,551,842	85,955
	Lithia Motors Inc. Class A	343,432	85,762
*	Liberty Live Holdings Inc. Class C	887,785	83,549
*	Versant Media Group Inc.	2,117,902	78,405
*	Taylor Morrison Home Corp. Class A	1,344,577	78,308
	Nexstar Media Group Inc. Class A	423,289	76,543
*	Caesars Entertainment Inc.	2,840,663	75,079
*	Lyft Inc. Class A	5,556,662	73,904
*	CarMax Inc.	1,653,312	68,745
	Atmus Filtration Technologies Inc.	1,197,552	67,985
	Vail Resorts Inc.	525,623	67,448
	Macy's Inc.	3,711,101	67,134
*	Mattel Inc.	4,440,032	64,514
	Boyd Gaming Corp.	776,410	63,805
	U-Haul Holding Co. (XNYS)	1,426,364	63,716
*	Valvoline Inc.	1,870,557	63,000
	Sirius XM Holdings Inc.	2,705,253	62,437
*	Alaska Air Group Inc.	1,684,318	61,949
*	Abercrombie & Fitch Co. Class A	673,749	61,560
	Rush Enterprises Inc. Class A	922,324	60,975
	Travel + Leisure Co.	870,926	60,259
	H&R Block Inc.	1,862,395	59,112
	Thor Industries Inc.	737,509	58,920
*	Urban Outfitters Inc.	922,311	58,428
*	Crocs Inc.	701,134	58,208
	PriceSmart Inc.	384,843	57,919
	Dana Inc.	1,716,641	57,765
	Meritage Homes Corp.	932,365	57,657
	Kontoor Brands Inc.	816,784	57,412
	Bath & Body Works Inc.	3,007,821	56,156
*	Covista Inc.	481,655	55,511
	Academy Sports & Outdoors Inc.	979,700	55,304
*	Asbury Automotive Group Inc.	282,938	55,289
*	Tri Pointe Homes Inc.	1,179,136	55,101
	Group 1 Automotive Inc.	166,448	55,033
*	Victoria's Secret & Co.	1,179,336	54,674
*	SkyWest Inc.	593,654	54,515
	News Corp. Class B	1,767,901	50,403
[1]	Whirlpool Corp.	931,525	50,228
	Graham Holdings Co. Class B	47,424	50,140
	Pool Corp.	243,223	49,211
	Signet Jewelers Ltd.	567,859	48,064
	PVH Corp.	672,925	46,943
	Advance Auto Parts Inc.	883,004	46,578
*	OPENLANE Inc.	1,561,720	45,524
	Wyndham Hotels & Resorts Inc.	552,043	44,842
	Polaris Inc.	791,271	43,124
[1]	Paramount Skydance Corp. Class B	4,761,340	42,947
*	YETI Holdings Inc.	1,143,167	41,828
	LCI Industries	337,786	41,541
	KB Home	788,921	40,827
	American Eagle Outfitters Inc.	2,241,379	37,431
	Phinia Inc.	529,181	36,217
	Steven Madden Ltd.	1,067,468	36,209
	Acushnet Holdings Corp.	387,161	36,192
	Penske Automotive Group Inc.	241,895	36,168
	Cheesecake Factory Inc.	659,259	36,094
	Visteon Corp.	394,019	35,899
*,1	Avis Budget Group Inc.	233,103	33,998
	Harley-Davidson Inc.	1,643,205	33,226
	HNI Corp.	991,175	33,095
*	Lionsgate Studios Corp.	3,410,543	32,707
*	Laureate Education Inc.	891,250	31,051
*	Knowles Corp.	1,185,076	30,433
*	National Vision Holdings Inc.	1,165,114	30,176
	Marriott Vacations Worldwide Corp.	457,662	29,803
*	Penn Entertainment Inc.	1,961,862	29,487
*	Capri Holdings Ltd.	1,663,063	29,303
*	Callaway Golf Co.	2,025,997	28,121
	Levi Strauss & Co. Class A	1,447,808	26,770

		Shares	Market Value ($000)
*	Goodyear Tire & Rubber Co.	3,994,797	26,486
*	Liberty Live Holdings Inc. Class A	284,997	26,117
	Strategic Education Inc.	310,520	25,761
	Dillard's Inc. Class A	42,700	24,429
*	Sphere Entertainment Co.	199,889	23,467
*	Central Garden & Pet Co. Class A	712,545	23,101
	Worthington Enterprises Inc.	436,667	22,768
	Buckle Inc.	450,865	22,706
*	M/I Homes Inc.	179,786	22,015
	Cinemark Holdings Inc.	760,296	21,684
	Newell Brands Inc.	6,157,591	21,121
	Red Rock Resorts Inc. Class A	390,917	20,859
	John Wiley & Sons Inc. Class A	546,767	20,832
	Kohl's Corp.	1,566,276	20,205
*	Sally Beauty Holdings Inc.	1,425,626	19,745
	Wolverine World Wide Inc.	1,204,597	19,659
	La-Z-Boy Inc.	601,414	19,329
*	JetBlue Airways Corp.	4,351,422	19,233
[1]	Choice Hotels International Inc.	185,788	19,229
	Columbia Sportswear Co.	346,213	18,976
	Leggett & Platt Inc.	1,896,987	18,742
	Carter's Inc.	508,857	18,197
*	Under Armour Inc. Class A	2,769,565	16,368
	PROG Holdings Inc.	552,517	15,852
	Wendy's Co.	2,238,004	15,554
	Papa John's International Inc.	458,071	14,846
	G-III Apparel Group Ltd.	527,016	14,598
	MillerKnoll Inc.	1,002,984	14,503
	Upbound Group Inc.	768,689	13,875
	Sonic Automotive Inc. Class A	189,988	13,027
*,1	United Parks & Resorts Inc.	360,752	11,782
*	LGI Homes Inc.	288,971	11,423
	Matthews International Corp. Class A	434,563	11,220
*	Driven Brands Holdings Inc.	845,898	10,667
*	Coty Inc. Class A	5,173,125	10,398
	Interface Inc. Class A	404,605	10,083
*	Under Armour Inc. Class C	1,667,014	9,652
*	TripAdvisor Inc.	843,247	8,989
	Sinclair Inc.	573,481	7,421
*	U-Haul Holding Co.	129,305	6,178
	Camping World Holdings Inc. Class A	872,623	5,960
*,1	McGraw Hill Inc.	421,046	5,768
	Rush Enterprises Inc. Class B	87,945	5,659
*	Dream Finders Homes Inc. Class A	400,519	5,575
*	BJ's Restaurants Inc.	147,447	5,175
	Arhaus Inc. Class A	753,470	5,109
*	Fox Factory Holding Corp.	307,017	5,054
*	Mister Car Wash Inc.	721,589	5,029
*	Savers Value Village Inc.	569,130	4,234
*	Central Garden & Pet Co.	112,750	4,146
*	Udemy Inc.	694,134	3,207
	Cricut Inc. Class A	625,591	2,340
*	Petco Health & Wellness Co. Inc. Class A	625,435	1,739
*,1	Bob's Discount Furniture Inc.	143,616	1,688
			8,496,400
Consumer Staples (3.7%)
*	US Foods Holding Corp.	3,240,265	298,785
	Bunge Global SA	2,274,481	289,314
*	Performance Food Group Co.	2,192,729	187,829
	Clorox Co.	1,776,454	184,094
	J M Smucker Co.	1,488,568	143,558
	Conagra Brands Inc.	7,028,384	110,486
	Brown-Forman Corp. Class B	4,112,223	108,727
	Ingredion Inc.	924,822	104,190
	Hormel Foods Corp.	4,446,755	100,719
	Molson Coors Beverage Co. Class B	2,321,850	99,979
	Albertsons Cos. Inc. Class A	5,285,388	90,063
	Lamb Weston Holdings Inc.	2,040,471	86,230
	Campbell's Co.	3,066,219	68,285

		Shares	Market Value ($000)
*	United Natural Foods Inc.	850,447	38,321
	Andersons Inc.	472,859	33,942
*	Post Holdings Inc.	299,419	29,601
	Pilgrim's Pride Corp.	697,913	26,353
	Spectrum Brands Holdings Inc.	323,743	23,860
	Flowers Foods Inc.	2,796,884	22,795
	Fresh Del Monte Produce Inc.	556,829	22,418
*	Herbalife Ltd.	1,442,385	21,232
	Seaboard Corp.	3,515	19,874
	Universal Corp.	347,960	18,337
*	Simply Good Foods Co.	1,224,433	17,571
	Brown-Forman Corp. Class A	618,955	16,582
	Energizer Holdings Inc.	1,006,203	16,522
	Reynolds Consumer Products Inc.	772,781	16,368
	Edgewell Personal Care Co.	686,524	14,650
	Weis Markets Inc.	200,003	13,678
*	Boston Beer Co. Inc. Class A	55,408	12,766
*	Grocery Outlet Holding Corp.	1,370,131	9,659
	Utz Brands Inc.	1,039,698	8,234
*	Olaplex Holdings Inc.	1,471,477	2,987
			2,258,009
Energy (5.2%)
	Ovintiv Inc.	4,162,850	247,107
	APA Corp.	5,190,078	220,267
	DT Midstream Inc.	1,494,524	201,268
	Expand Energy Corp.	1,765,999	193,871
	Range Resources Corp.	3,458,282	156,245
	HF Sinclair Corp.	2,297,230	143,324
	Permian Resources Corp. Class A	5,666,892	120,818
	Chord Energy Corp.	835,143	118,741
	Antero Midstream Corp.	4,865,463	110,933
	SM Energy Co.	3,502,037	109,194
	Matador Resources Co.	1,642,959	103,802
	Weatherford International plc	1,053,703	99,659
	NOV Inc.	5,295,231	99,603
*	Antero Resources Corp.	2,153,138	91,379
	California Resources Corp.	1,246,201	86,262
	Archrock Inc.	2,441,868	84,977
	Murphy Oil Corp.	1,993,575	82,235
*	CNX Resources Corp.	1,987,120	76,604
	Warrior Met Coal Inc.	772,376	71,947
*	Enphase Energy Inc.	1,829,834	69,186
	BitMine Immersion Technologies Inc.	3,341,481	66,095
	PBF Energy Inc. Class A	1,288,438	61,355
	Patterson-UTI Energy Inc.	5,576,860	60,397
	Peabody Energy Corp.	1,788,752	58,939
	Crescent Energy Co. Class A	3,854,042	52,030
	Northern Oil & Gas Inc.	1,458,589	42,635
	Magnolia Oil & Gas Corp. Class A	1,262,316	39,851
	Delek US Holdings Inc.	838,164	37,776
*	DNOW Inc.	2,737,582	32,605
	Liberty Energy Inc. Class A	1,130,848	32,568
*	Alpha Metallurgical Resources Inc.	151,125	31,022
*	Expro Group Holdings NV	1,504,127	26,187
	Helmerich & Payne Inc.	660,035	23,781
	World Kinect Corp.	715,919	16,516
*	Array Technologies Inc.	2,246,238	16,240
*	CVR Energy Inc.	443,214	14,914
	Venture Global Inc. Class A	880,843	13,882
	RPC Inc.	1,458,671	10,327
	Vitesse Energy Inc.	426,261	7,741
*	Ameresco Inc. Class A	230,124	5,868
*	Solv Energy Inc. Class A	165,047	4,956
			3,143,107
Financials (18.2%)
	First Citizens BancShares Inc. Class A	120,464	227,034
	Annaly Capital Management Inc.	10,554,687	223,232
	East West Bancorp Inc.	2,021,458	215,811
	Reinsurance Group of America Inc.	963,270	196,661

		Shares	Market Value ($000)
	Everest Group Ltd.	593,423	193,960
	RenaissanceRe Holdings Ltd.	638,951	189,915
	Carlyle Group Inc.	3,706,695	179,367
	Fidelity National Financial Inc.	3,784,447	175,523
	Unum Group	2,285,626	166,919
	Webster Financial Corp.	2,369,738	164,507
[1]	AGNC Investment Corp.	16,290,283	163,392
	First Horizon Corp.	7,099,207	161,578
	Globe Life Inc.	1,155,359	160,791
	Ally Financial Inc.	4,087,127	160,338
	Stifel Financial Corp.	2,160,487	159,703
	Assurant Inc.	730,201	159,045
	Equitable Holdings Inc.	4,118,950	152,854
	Invesco Ltd.	6,192,674	150,420
	American Financial Group Inc.	1,101,471	140,669
	Wintrust Financial Corp.	988,365	137,323
	SouthState Bank Corp.	1,440,859	133,308
	Popular Inc.	969,664	130,100
	Old Republic International Corp.	3,249,315	129,648
	SEI Investments Co.	1,616,501	126,847
	Zions Bancorp NA	2,172,842	125,199
	Cullen/Frost Bankers Inc.	882,160	120,927
	Columbia Banking System Inc.	4,342,323	119,110
	Primerica Inc.	468,920	117,455
	Old National Bancorp	5,152,669	113,874
	UMB Financial Corp.	1,006,744	113,551
	Jackson Financial Inc. Class A	1,038,478	109,788
	Axis Capital Holdings Ltd.	1,075,269	109,043
	Western Alliance Bancorp	1,533,657	108,660
	Franklin Resources Inc.	4,590,764	108,434
	FirstCash Holdings Inc.	549,298	103,268
	Affiliated Managers Group Inc.	372,456	103,059
	Commerce Bancshares Inc.	2,050,107	100,865
	Lincoln National Corp.	2,792,868	99,147
	Corebridge Financial Inc.	4,011,283	95,709
	Pinnacle Financial Partners Inc.	1,110,731	95,678
	Prosperity Bancshares Inc.	1,417,846	95,251
	OneMain Holdings Inc.	1,749,565	93,584
	Voya Financial Inc.	1,362,905	93,114
	Janus Henderson Group plc	1,810,994	93,031
	Starwood Property Trust Inc.	5,172,332	89,068
	FNB Corp.	5,250,910	87,795
	Jefferies Financial Group Inc.	2,124,269	87,669
	First American Financial Corp.	1,422,282	85,749
	United Bankshares Inc.	2,063,065	85,452
	Valley National Bancorp	6,951,349	85,363
	Glacier Bancorp Inc.	1,910,155	85,327
	MGIC Investment Corp.	3,158,169	82,902
	Evercore Inc. Class A	276,402	82,509
	TPG Inc. Class A	2,032,587	82,340
	Hanover Insurance Group Inc.	464,784	80,570
	White Mountains Insurance Group Ltd.	35,634	78,286
	Hancock Whitney Corp.	1,228,481	78,119
	Rithm Capital Corp.	8,167,238	77,425
	Essent Group Ltd.	1,319,601	77,117
	RLI Corp.	1,350,507	77,033
	Piper Sandler Cos.	995,035	76,170
	Atlantic Union Bankshares Corp.	2,094,162	74,845
	Ameris Bancorp	947,459	73,892
	Home BancShares Inc.	2,743,299	73,877
	Bank OZK	1,561,570	71,660
	Lazard Inc.	1,641,555	69,733
*	Axos Financial Inc.	791,097	67,314
	Selective Insurance Group Inc.	882,736	66,549
	Radian Group Inc.	2,002,163	66,232
	Flagstar Bank NA	4,889,347	64,393
*	Texas Capital Bancshares Inc.	649,056	61,582
	Federated Hermes Inc. Class B	1,082,259	61,375
	Eastern Bankshares Inc.	3,115,331	60,936
	Associated Banc-Corp	2,316,646	59,908

		Shares	Market Value ($000)
	SLM Corp.	2,765,773	59,215
	Fulton Financial Corp.	2,842,913	57,825
	United Community Banks Inc.	1,757,402	55,341
	International Bancshares Corp.	822,185	55,325
	Independent Bank Corp.	728,403	54,783
	CNO Financial Group Inc.	1,315,890	54,030
	Virtu Financial Inc. Class A	1,208,774	53,162
	First Financial Bankshares Inc.	1,788,701	52,677
	Assured Guaranty Ltd.	643,575	52,439
	BGC Group Inc. Class A	5,335,855	52,185
	WSFS Financial Corp.	784,714	51,367
*	Brighthouse Financial Inc.	840,164	50,309
	Renasant Corp.	1,390,421	50,236
	First Bancorp	2,301,103	49,152
	BankUnited Inc.	1,081,925	48,860
	WesBanco Inc.	1,411,447	48,681
*	Genworth Financial Inc. Class A	5,867,713	47,646
	Cathay General Bancorp	937,957	46,767
	Community Financial System Inc.	774,012	45,396
	Bread Financial Holdings Inc.	601,783	45,068
	First Hawaiian Inc.	1,802,570	44,415
	Bank of Hawaii Corp.	582,649	43,262
	Towne Bank	1,281,675	43,154
	First Interstate BancSystem Inc. Class A	1,262,792	42,177
	Simmons First National Corp. Class A	2,128,397	41,397
	First Financial Bancorp	1,459,742	40,698
	BancFirst Corp.	369,631	40,105
	Park National Corp.	238,882	39,045
	Provident Financial Services Inc.	1,823,075	38,576
	Beacon Financial Corp.	1,231,394	36,942
	PennyMac Financial Services Inc.	421,540	36,843
	CVB Financial Corp.	1,891,895	36,684
	Blackstone Mortgage Trust Inc. Class A	1,875,117	35,908
	Mercury General Corp.	406,867	35,865
	Artisan Partners Asset Management Inc. Class A	984,389	35,822
	WaFd Inc.	1,114,538	34,997
	Trustmark Corp.	821,355	34,612
	First Merchants Corp.	884,753	34,266
	BOK Financial Corp.	267,511	34,257
*	SiriusPoint Ltd.	1,546,857	33,319
	NBT Bancorp Inc.	730,128	31,089
	Banner Corp.	500,926	30,396
[1]	ARMOUR Residential REIT Inc.	1,753,839	29,254
	ServisFirst Bancshares Inc.	381,172	27,761
[1]	WisdomTree Inc.	1,872,334	27,261
	Northwest Bancshares Inc.	2,146,809	27,243
	Kemper Corp.	862,531	26,359
	OFG Bancorp	632,598	25,595
	Horace Mann Educators Corp.	597,665	25,508
	First Commonwealth Financial Corp.	1,435,170	25,230
	Victory Capital Holdings Inc. Class A	376,353	24,644
	City Holding Co.	200,262	23,935
	Nelnet Inc. Class A	185,520	23,925
	National Bank Holdings Corp. Class A	595,361	23,314
*	LendingClub Corp.	1,607,340	23,017
	S&T Bancorp Inc.	549,659	22,992
	Apollo Commercial Real Estate Finance Inc.	2,050,542	21,654
	Walker & Dunlop Inc.	475,293	21,094
*	Encore Capital Group Inc.	298,909	20,960
	Hilltop Holdings Inc.	567,867	20,341
	Hope Bancorp Inc.	1,789,854	19,993
[1]	Arbor Realty Trust Inc.	2,588,539	19,958
	Westamerica Bancorp	361,850	18,870
*	ProAssurance Corp.	755,564	18,678
*	Miami International Holdings Inc.	478,703	18,631
*,1	Slide Insurance Holdings Inc.	1,001,363	18,025
	Two Harbors Investment Corp.	1,543,729	17,629
	Enact Holdings Inc.	424,395	17,320
	Safety Insurance Group Inc.	218,886	15,900
	Ladder Capital Corp.	1,589,393	15,528

		Shares	Market Value ($000)
	F&G Annuities & Life Inc.	597,875	15,138
	Tompkins Financial Corp.	190,694	15,034
	PennyMac Mortgage Investment Trust	1,278,849	14,911
	Chimera Investment Corp.	1,164,389	14,613
	MFA Financial Inc.	1,500,397	14,374
	Virtus Investment Partners Inc.	94,296	12,669
	Employers Holdings Inc.	298,957	12,299
	Capitol Federal Financial Inc.	1,717,350	12,245
	Safehold Inc.	790,912	10,701
	GCM Grosvenor Inc. Class A	849,001	8,320
	Navient Corp.	908,358	7,430
*	Neptune Insurance Holdings Inc. Class A	278,048	6,726
*	Accelerant Holdings Class A	420,817	5,622
	BrightSpire Capital Inc. Class A	944,617	5,290
	Franklin BSP Realty Trust Inc.	594,557	5,048
	Cannae Holdings Inc.	307,586	3,497
	Ridgepost Capital Inc. Class A	458,647	3,330
*	World Acceptance Corp.	18,123	2,447
*,1	Gemini Space Station Inc. Class A	107,734	476
			11,033,964
Health Care (8.4%)
*	United Therapeutics Corp.	643,931	381,838
*	Moderna Inc.	5,222,306	265,293
*	Illumina Inc.	2,134,123	263,052
*	Hologic Inc.	3,279,978	247,934
*	Tenet Healthcare Corp.	1,277,684	241,112
	Viatris Inc.	16,916,599	228,543
*	Cooper Cos. Inc.	2,866,651	204,966
*	Elanco Animal Health Inc.	7,304,533	174,797
*	Align Technology Inc.	1,001,460	171,680
*	Jazz Pharmaceuticals plc	859,238	162,439
	Revvity Inc.	1,642,568	143,905
*	Solventum Corp.	2,166,076	141,445
	Encompass Health Corp.	1,460,651	141,289
	Universal Health Services Inc. Class B	751,449	134,487
	Baxter International Inc.	7,558,977	126,991
*	Charles River Laboratories International Inc.	723,266	124,763
*	Centene Corp.	3,612,607	118,277
*	Henry Schein Inc.	1,432,472	105,573
*	Molina Healthcare Inc.	756,652	100,862
*	Cogent Biosciences Inc.	2,265,455	87,197
*	Nuvalent Inc. Class A	806,398	82,615
*	Avantor Inc.	10,020,800	78,563
	Teleflex Inc.	649,306	77,664
*	Bio-Rad Laboratories Inc. Class A	273,799	76,321
*	DaVita Inc.	490,723	75,419
*	CG oncology Inc.	1,007,393	68,180
*	Praxis Precision Medicines Inc.	204,594	65,918
*	Envista Holdings Corp.	2,407,674	61,083
	Bruker Corp.	1,562,632	56,442
*	Ligand Pharmaceuticals Inc.	274,713	54,846
*	ICU Medical Inc.	362,744	46,848
*	BrightSpring Health Services Inc.	1,055,290	44,966
*	Integer Holdings Corp.	505,503	44,484
*	Supernus Pharmaceuticals Inc.	801,957	41,453
*	Prestige Consumer Healthcare Inc.	695,209	41,205
	Concentra Group Holdings Parent Inc.	1,700,873	36,484
	DENTSPLY SIRONA Inc.	2,934,617	34,042
*,1	Summit Therapeutics Inc.	1,708,610	32,395
*	Acadia Healthcare Co. Inc.	1,355,372	31,702
*	Amneal Pharmaceuticals Inc.	2,540,047	31,573
*	Neogen Corp.	3,195,574	29,687
	National HealthCare Corp.	182,649	29,169
*	Pediatrix Medical Group Inc.	1,219,274	26,080
	Select Medical Holdings Corp.	1,548,541	25,226
*	Innoviva Inc.	1,033,694	24,085
	Organon & Co.	3,823,829	22,905
	Perrigo Co. plc	2,022,903	21,726
*	Omnicell Inc.	634,332	21,174

		Shares	Market Value ($000)
*	Dyne Therapeutics Inc.	1,087,468	19,716
*	Haemonetics Corp.	341,471	19,245
*	Healthcare Services Group Inc.	1,032,625	19,155
*	Enovis Corp.	841,279	19,139
*	HeartFlow Inc.	750,888	18,269
*	Hinge Health Inc. Class A	473,665	18,265
*	AdaptHealth Corp. Class A	1,498,039	17,827
*,1	QuidelOrtho Corp.	1,000,533	16,439
	CONMED Corp.	453,134	16,023
*	Surgery Partners Inc.	1,140,489	13,595
*	Azenta Inc.	609,230	12,873
*	Pacira BioSciences Inc.	565,287	12,776
*,1	Iovance Biotherapeutics Inc.	2,875,718	10,094
*	Integra LifeSciences Holdings Corp.	973,590	9,171
*	Teladoc Health Inc.	1,310,917	7,145
*	Fortrea Holdings Inc.	684,097	6,444
*	Day One Biopharmaceuticals Inc.	284,635	6,103
*	Certara Inc.	877,047	4,999
*,1	Billiontoone Inc. Class A	58,987	4,656
*	OPKO Health Inc.	2,229,911	2,542
*	GoodRx Holdings Inc. Class A	717,620	1,407
*	Atrium Therapeutics Inc.	54,109	723
			5,105,304
Industrials (22.0%)
	Smurfit Westrock plc	7,673,943	305,807
	CH Robinson Worldwide Inc.	1,742,816	289,429
	DuPont de Nemours Inc.	6,008,056	275,169
	EMCOR Group Inc.	327,142	241,532
	ITT Inc.	1,263,539	240,742
	JB Hunt Transport Services Inc.	1,111,966	235,626
	Ball Corp.	3,909,307	231,079
	MKS Inc.	988,031	227,059
	Textron Inc.	2,558,845	224,052
	Jacobs Solutions Inc.	1,725,563	219,630
	Huntington Ingalls Industries Inc.	576,568	219,038
*	API Group Corp.	5,388,246	218,332
	Dow Inc.	5,184,656	215,941
	Pentair plc	2,398,318	208,917
	IDEX Corp.	1,092,347	207,054
	Carlisle Cos. Inc.	600,677	200,398
	WESCO International Inc.	714,944	195,623
	TransUnion	2,826,789	195,585
	RPM International Inc.	1,881,742	187,045
	Allegion plc	1,265,669	183,889
	Regal Rexnord Corp.	977,029	182,958
	Masco Corp.	2,991,440	180,593
	Crown Holdings Inc.	1,666,430	167,060
	Stanley Black & Decker Inc.	2,278,476	161,908
	AECOM	1,899,550	161,120
*	XPO Inc.	817,552	159,055
*	Zebra Technologies Corp. Class A	722,741	151,111
	Donaldson Co. Inc.	1,701,584	144,413
	Allison Transmission Holdings Inc.	1,216,609	142,416
	Booz Allen Hamilton Holding Corp.	1,771,805	138,254
	Oshkosh Corp.	918,983	135,283
	Knight-Swift Transportation Holdings Inc. Class A	2,267,083	130,539
	CNH Industrial NV	11,851,051	130,362
	Owens Corning	1,181,004	127,808
*	Builders FirstSource Inc.	1,543,779	127,099
	Acuity Inc.	450,504	126,240
	Crane Co.	720,268	123,166
	Moog Inc. Class A	417,686	122,232
	AptarGroup Inc.	945,891	119,201
	Watts Water Technologies Inc. Class A	402,918	116,963
	Tetra Tech Inc.	3,831,841	115,415
*	Trimble Inc.	1,718,474	112,096
	Valmont Industries Inc.	272,667	108,950
	Primoris Services Corp.	754,509	107,925
	Ryder System Inc.	521,352	106,726

		Shares	Market Value ($000)
*	Kirby Corp.	788,187	104,734
	Zurn Elkay Water Solutions Corp.	2,328,095	104,392
*	Fluor Corp.	2,153,372	100,455
*,1	Aurora Innovation Inc. Class A	24,109,625	99,332
	Terex Corp.	1,670,517	98,728
	AGCO Corp.	850,986	98,604
	Air Lease Corp. Class A	1,481,430	96,204
	Hubbell Inc. Class B	195,266	95,825
	EnerSys	541,432	94,058
	MSA Safety Inc.	569,684	93,400
	Genpact Ltd.	2,495,673	92,964
	Sealed Air Corp.	2,163,771	90,987
	GATX Corp.	521,555	89,050
*	Middleby Corp.	666,065	88,307
*	GXO Logistics Inc.	1,685,408	87,388
*	Axalta Coating Systems Ltd.	3,134,967	86,839
*	Gates Industrial Corp. plc	3,729,722	84,329
	Esab Corp.	847,631	81,932
*	FTI Consulting Inc.	449,313	79,425
	Sonoco Products Co.	1,449,325	78,394
	Enpro Inc.	312,182	78,248
*	WEX Inc.	504,099	77,147
	Arcosa Inc.	720,590	76,483
*	Mohawk Industries Inc.	767,535	75,571
	Sensata Technologies Holding plc	2,140,367	75,384
	Vontier Corp.	2,080,443	73,793
	Applied Industrial Technologies Inc.	274,012	72,701
	Matson Inc.	435,203	71,347
*	Joby Aviation Inc.	8,503,696	70,240
	Brunswick Corp.	952,811	69,326
	Flowserve Corp.	934,880	68,723
	Fortune Brands Innovations Inc.	1,762,887	68,700
	Ralliant Corp.	1,641,975	68,290
	Louisiana-Pacific Corp.	923,370	67,175
	Toro Co.	716,113	66,914
*	Karman Holdings Inc.	826,250	66,141
	Belden Inc.	569,314	65,374
*	Resideo Technologies Inc.	1,888,831	63,672
*	Mirion Technologies Inc. Class A	3,414,989	63,485
	Brink's Co.	604,618	62,657
*	OSI Systems Inc.	229,922	61,047
	MSC Industrial Direct Co. Inc. Class A	655,861	60,516
*	AAR Corp.	552,335	60,459
*	Amentum Holdings Inc.	2,150,368	56,082
	AZZ Inc.	438,640	54,887
	Otter Tail Corp.	616,392	54,101
	UniFirst Corp.	213,347	53,676
	Maximus Inc.	801,440	51,372
	Silgan Holdings Inc.	1,316,818	51,093
	Brady Corp. Class A	609,795	49,540
	HB Fuller Co.	797,966	49,219
	Korn Ferry	766,858	48,274
	ADT Inc.	7,305,898	48,000
*	NCR Atleos Corp.	1,085,819	47,320
	Griffon Corp.	650,042	47,245
	Standex International Corp.	178,052	45,378
*	Everus Construction Group Inc.	374,705	44,238
	Graphic Packaging Holding Co.	4,410,044	43,836
*	Hayward Holdings Inc.	3,031,601	40,563
	Kennametal Inc.	1,119,508	40,448
	Western Union Co.	4,605,287	40,204
	Landstar System Inc.	250,189	40,108
	McGrath RentCorp	361,560	39,873
	Boise Cascade Co.	524,784	39,805
	Granite Construction Inc.	319,576	38,311
	Trinity Industries Inc.	1,172,976	37,746
*	Euronet Worldwide Inc.	548,941	36,433
	Robert Half Inc.	1,411,657	35,856
*	Knife River Corp.	416,232	33,985
	ABM Industries Inc.	860,870	33,161

		Shares	Market Value ($000)
	ArcBest Corp.	327,543	32,217
*	GEO Group Inc.	1,875,224	31,522
	Helios Technologies Inc.	486,690	31,494
	Atkore Inc.	495,818	29,209
	Crane NXT Co.	717,306	29,115
	Hub Group Inc. Class A	800,948	28,866
	EVERTEC Inc.	939,930	26,525
	International Seaways Inc.	363,048	26,459
*	CoreCivic Inc.	1,363,600	25,786
	Werner Enterprises Inc.	835,479	24,571
*	Hillman Solutions Corp.	2,887,842	24,027
*	O-I Glass Inc.	2,238,115	23,523
	Greif Inc. Class A	347,597	23,313
*	Thermon Group Holdings Inc.	458,399	23,103
	Greenbrier Cos. Inc.	431,003	22,692
*	ASGN Inc.	576,330	22,310
	WillScot Holdings Corp.	1,261,884	21,906
	Pitney Bowes Inc.	1,982,242	21,904
[1]	GPGI Inc. Class A	1,275,954	21,819
	Albany International Corp. Class A	415,726	21,705
	Schneider National Inc. Class B	813,905	21,454
	ManpowerGroup Inc.	682,174	20,097
*	Proto Labs Inc.	349,392	19,922
	TriMas Corp.	537,589	19,321
*	Cimpress plc	249,820	18,237
	Astec Industries Inc.	336,528	18,119
	Deluxe Corp.	629,369	17,333
*	Huron Consulting Group Inc.	124,347	15,853
	TriNet Group Inc.	417,058	15,193
*	Verra Mobility Corp. Class A	1,056,586	15,099
*,1	First Advantage Corp.	1,152,801	13,557
	Insperity Inc.	499,009	13,493
*	BrightView Holdings Inc.	1,038,261	12,241
	Apogee Enterprises Inc.	300,296	10,072
*	Janus International Group Inc.	1,938,134	9,981
	Gorman-Rupp Co.	154,672	9,610
*	Gibraltar Industries Inc.	217,105	8,656
	Greif Inc. Class B	76,282	6,678
*	Vestis Corp.	824,127	6,478
	Quanex Building Products Corp.	337,554	6,066
*	Forward Air Corp.	183,621	3,068
*	Pattern Group Inc. Class A	168,849	2,099
	Alight Inc. Class A	3,075,374	1,792
[1]	TaskUS Inc. Class A	259,187	1,739
			13,348,558
Real Estate (9.3%)
	WP Carey Inc.	3,308,284	224,831
	Kimco Realty Corp.	9,983,458	224,328
	Mid-America Apartment Communities Inc.	1,717,555	209,748
*	Jones Lang LaSalle Inc.	688,354	209,480
	Regency Centers Corp.	2,687,346	203,325
	Omega Healthcare Investors Inc.	4,342,625	190,294
	Gaming & Leisure Properties Inc.	3,953,155	175,401
	Healthpeak Properties Inc.	10,211,796	167,780
	Camden Property Trust	1,519,311	148,376
	EastGroup Properties Inc.	783,605	145,037
	Federal Realty Investment Trust	1,267,614	134,633
	American Homes 4 Rent Class A	4,801,853	134,068
	Agree Realty Corp.	1,763,502	132,933
	Brixmor Property Group Inc.	4,504,555	129,731
	Weyerhaeuser Co.	5,294,124	129,335
	CubeSmart	3,350,387	122,792
	BXP Inc.	2,329,440	120,898
	Alexandria Real Estate Equities Inc.	2,546,170	118,193
	NNN REIT Inc.	2,790,687	117,293
	Essex Property Trust Inc.	473,648	114,623
	First Industrial Realty Trust Inc.	1,947,096	112,640
	Invitation Homes Inc.	4,252,821	105,683
	STAG Industrial Inc.	2,806,776	101,212

		Shares	Market Value ($000)
	Host Hotels & Resorts Inc.	5,052,712	96,810
	Terreno Realty Corp.	1,530,616	94,010
	Rayonier Inc.	4,441,453	91,583
	Lamar Advertising Co. Class A	638,464	80,868
*	Compass Inc. Class A	10,492,745	76,702
	Macerich Co.	3,771,083	71,273
	Sabra Health Care REIT Inc.	3,704,613	71,240
	HA Sustainable Infrastructure Capital Inc.	1,883,330	69,212
	Vornado Realty Trust	2,521,183	65,526
	Millrose Properties Inc.	2,265,303	63,428
	Tanger Inc.	1,682,386	57,167
	Rexford Industrial Realty Inc.	1,703,154	55,744
	Cousins Properties Inc.	2,468,019	55,703
	National Health Investors Inc.	675,445	54,616
	EPR Properties	1,068,054	53,360
	Broadstone Net Lease Inc.	2,812,478	51,384
	COPT Defense Properties	1,663,299	50,897
	Kilroy Realty Corp.	1,741,082	49,116
	Americold Realty Trust Inc.	4,185,508	47,966
*	Cushman & Wakefield Ltd.	3,402,713	41,717
	DigitalBridge Group Inc.	2,683,813	41,384
	SL Green Realty Corp.	1,043,576	38,550
	LXP Industrial Trust	824,553	38,144
	Urban Edge Properties	1,850,520	36,973
	Acadia Realty Trust	1,925,184	36,810
*	Howard Hughes Holdings Inc.	569,499	36,027
	Apple Hospitality REIT Inc.	3,116,006	35,865
	Phillips Edison & Co. Inc.	924,090	34,579
	Highwoods Properties Inc.	1,615,044	34,578
	Lineage Inc.	1,000,830	32,787
	Outfront Media Inc.	1,163,843	30,842
[1]	Medical Properties Trust Inc.	6,585,571	30,491
	Newmark Group Inc. Class A	1,991,031	29,846
	DiamondRock Hospitality Co.	2,992,520	28,040
	Park Hotels & Resorts Inc.	2,662,828	28,040
	Getty Realty Corp.	878,735	27,944
	LTC Properties Inc.	712,617	26,481
	Independence Realty Trust Inc.	1,742,851	25,951
	Sunstone Hotel Investors Inc.	2,789,683	25,135
	Douglas Emmett Inc.	2,336,868	22,013
	Veris Residential Inc.	1,098,767	20,734
	Innovative Industrial Properties Inc.	413,283	20,730
	Xenia Hotels & Resorts Inc.	1,353,606	20,074
	InvenTrust Properties Corp.	570,935	17,391
	RLJ Lodging Trust	1,998,346	14,828
	Global Net Lease Inc.	1,573,841	14,731
	Centerspace	246,513	14,162
	American Assets Trust Inc.	676,662	12,457
*	Piedmont Realty Trust Inc.	1,834,826	12,055
	JBG SMITH Properties	779,740	11,392
	Empire State Realty Trust Inc. Class A	1,989,554	10,346
	Marcus & Millichap Inc.	337,132	8,964
	eXp World Holdings Inc.	1,427,497	8,551
*,1	Janus Living Inc. Class A	332,368	7,834
*	Forestar Group Inc.	299,159	7,311
	Saul Centers Inc.	197,330	6,429
	Apartment Investment & Management Co. Class A	1,004,845	4,090
	Alexander's Inc.	15,000	3,543
	Elme Communities	647,535	1,302
			5,628,360
Technology (7.5%)
	Jabil Inc.	1,473,867	391,503
*	Flex Ltd.	5,401,983	353,614
*	Akamai Technologies Inc.	2,128,743	244,486
*	F5 Inc.	830,399	240,259
	TD SYNNEX Corp.	1,066,129	179,867
	Qnity Electronics Inc.	1,540,186	177,707
*	CACI International Inc. Class A	324,490	176,480
*	Gartner Inc.	983,322	155,699

		Shares	Market Value ($000)
	Gen Digital Inc.	8,008,726	150,804
	Leidos Holdings Inc.	928,497	144,400
	Skyworks Solutions Inc.	2,209,338	118,310
	CDW Corp.	947,610	114,680
*	Cirrus Logic Inc.	749,416	108,381
*	Arrow Electronics Inc.	750,575	107,640
*	Rubrik Inc. Class A	2,120,087	103,821
*	EPAM Systems Inc.	755,670	102,318
*	Sanmina Corp.	762,155	98,806
*	Qorvo Inc.	1,225,858	94,881
*,1	Figma Inc. Class A	3,888,674	82,207
	Amkor Technology Inc.	1,816,772	81,809
*	Plexus Corp.	393,553	79,710
	Avnet Inc.	1,202,764	74,114
*	Snap Inc. Class A	15,810,301	72,727
*	TTM Technologies Inc.	721,650	70,303
	KBR Inc.	1,858,060	68,488
*	Rigetti Computing Inc.	4,606,400	64,674
	Science Applications International Corp.	663,018	62,934
*	CCC Intelligent Solutions Holdings Inc.	8,473,956	50,844
*	Parsons Corp.	777,439	42,114
*	Axcelis Technologies Inc.	451,326	42,009
	RingCentral Inc. Class A	1,113,961	41,428
*	Synaptics Inc.	540,558	37,861
*	IAC Inc.	940,383	37,643
	Adeia Inc.	1,522,067	36,575
*	Teradata Corp.	1,300,771	33,339
	Vishay Intertechnology Inc.	1,817,242	32,710
*	NetScout Systems Inc.	1,007,960	32,043
	CSG Systems International Inc.	397,788	31,799
*	DXC Technology Co.	2,493,921	31,349
*	Insight Enterprises Inc.	455,367	30,514
	Benchmark Electronics Inc.	497,768	27,905
*	Blackbaud Inc.	674,767	26,053
*	Magnite Inc.	2,014,622	23,934
*	Ziff Davis Inc.	553,130	23,209
*,1	Trump Media & Technology Group Corp.	2,467,742	22,901
*	Kyndryl Holdings Inc.	1,656,589	21,734
*	IPG Photonics Corp.	185,926	21,305
[1]	Concentrix Corp.	766,191	20,963
	Power Integrations Inc.	407,844	20,882
*	ZoomInfo Technologies Inc. Class A	3,364,980	20,123
*,1	SoundHound AI Inc. Class A	2,847,791	19,564
*	Progress Software Corp.	618,897	15,875
*	Rogers Corp.	130,997	14,060
*	NCR Voyix Corp.	2,042,925	12,932
	Ingram Micro Holding Corp.	518,182	12,079
*	ScanSource Inc.	299,887	10,886
*	Five9 Inc.	534,008	8,101
*,1	Navan Inc. Class A	513,476	6,798
*,1	Netskope Inc. Class A	702,495	5,964
*	N-able Inc.	1,106,668	5,168
*	Rapid7 Inc.	459,414	2,531
*	Via Transportation Inc. Class A	83,238	1,249
*,2	Pivotal Software Inc.	1,217,861	—
			4,545,066
Telecommunications (0.9%)
*,1	EchoStar Corp. Class A	977,400	114,424
*	Viavi Solutions Inc.	3,399,656	113,141
*	Liberty Broadband Corp. Class C	1,742,202	87,633
*	Viasat Inc.	1,895,897	86,832
	Telephone & Data Systems Inc.	1,404,276	59,120
*	Lumen Technologies Inc.	6,772,630	47,070
*	Liberty Broadband Corp. Class A	241,766	12,141
	Array Digital Infrastructure Inc.	235,419	10,862
*	GCI Liberty Inc. Class C	249,508	9,284
*	Optimum Communications Inc. Class A	1,899,391	2,469
*	GCI Liberty Inc. Class A	24,202	892
			543,868

			Shares	Market Value ($000)
Utilities (5.3%)
		NRG Energy Inc.	3,120,291	455,999
		Atmos Energy Corp.	2,430,691	448,997
		Pinnacle West Capital Corp.	1,776,390	178,971
		Essential Utilities Inc.	4,159,668	167,510
		NiSource Inc.	3,515,402	164,029
		AES Corp.	10,462,744	147,420
		OGE Energy Corp.	3,030,451	145,340
		Evergy Inc.	1,603,389	131,350
		National Fuel Gas Co.	1,396,154	131,183
		IDACORP Inc.	806,597	115,319
		UGI Corp.	3,153,502	114,851
		TXNM Energy Inc.	1,600,319	93,555
		Portland General Electric Co.	1,697,874	89,597
		Southwest Gas Holdings Inc.	1,004,949	87,330
		New Jersey Resources Corp.	1,481,656	81,373
		ONE Gas Inc.	921,094	79,334
		Black Hills Corp.	1,108,895	76,968
		Spire Inc.	824,852	74,682
		MDU Resources Group Inc.	3,002,857	62,219
		Northwestern Energy Group Inc.	902,748	59,527
		Clearway Energy Inc. Class C	1,246,206	48,964
		Avista Corp.	1,208,456	48,507
*		Sunrun Inc.	3,272,944	44,381
		American States Water Co.	574,201	43,421
		MGE Energy Inc.	537,199	41,520
*		Hawaiian Electric Industries Inc.	2,409,273	35,754
		Northwest Natural Holding Co.	592,190	31,516
		Clearway Energy Inc. Class A	508,835	19,931
		Excelerate Energy Inc. Class A	352,808	11,791
				3,231,339
Total Common Stocks (Cost $45,244,841)				60,584,935
Rights (0.0%)
*,2		OmniAb Inc. 12.5 Earnout	53,581	—
*,2		OmniAb Inc. 15 Earnout	53,581	—
Total Rights (Cost $—)				—
		Coupon
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[3,4]	Vanguard Market Liquidity Fund (Cost $285,410)	3.687%	2,856,946	285,666
Total Investments (100.3%) (Cost $45,530,251)				60,870,601
Other Assets and Liabilities—Net (-0.3%)				(198,331)
Net Assets (100%)				60,672,270
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $280,216.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $281,923 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2026	1	125	1
E-mini S&P Mid-Cap 400 Index	June 2026	201	68,270	—
				1

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Blackstone Mortgage Trust Inc. Class A	2/1/2027	GSI	9,034	(3.640)	371	—
CarMax Inc.	8/31/2026	BANA	18,008	(3.640)	—	(138)
					371	(138)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At March 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $218 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	60,584,935	—	—	60,584,935
Rights	—	—	—	—
Temporary Cash Investments	285,666	—	—	285,666
Total	60,870,601	—	—	60,870,601

Derivative Financial Instruments
Assets
Futures Contracts[1]	1	—	—	1
Swap Contracts	—	371	—	371
Total	1	371	—	372
Liabilities
Swap Contracts	—	(138)	—	(138)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.